Other Investments - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other investments [line items]
Listed investments	£ 646	£ 741
Non-current
Other investments [line items]
Investments other than investments accounted for using equity method	1,100	1,137	£ 1,467
Investments measured at FVTPL | Non-current
Other investments [line items]
Investments other than investments accounted for using equity method	257	206	£ 314
SR One Capital Fund I-B, LP | Investments measured at FVTPL
Other investments [line items]
Investments other than investments accounted for using equity method	135	102
Wave Life Sciences
Other investments [line items]
Investment fair value	165	55
Crispr Therapeutics
Other investments [line items]
Investment fair value	101	158
Equity investments measured at fair value through other comprehensive income (FVTOCI)
Other investments [line items]
Exchange adjustments gains (losses)	2	(37)
Fair value of investment disposed during the year	55	20
Cumulative gain (loss) on disposal of investments	14	(26)
Equity investments measured at fair value through profit or loss
Other investments [line items]
Exchange adjustments gains (losses)	£ 0	£ 0